Business Combinations - Narrative (Details) $ in Thousands, $ in Millions			12 Months Ended
	Feb. 07, 2024 AUD ($) shares	Feb. 07, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 07, 2024 CAD ($) shares	Feb. 06, 2024
Disclosure of detailed information about business combination [line items]
Measurement period adjustments			$ 400
Revenue of acquiree since acquisition date				$ 2,800
Loss of acquiree since acquisition date				900
Revenue as if combination occurred at beginning of period				44,400
Profit as if combination occurred at beginning of period				$ 6,100
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Ownership interest prior to the acquisition						9.57%
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.43%				90.43%
Total purchase price for remaining interest	$ 51.0				$ 44,341
Cash consideration	$ 9.5				$ 8,249
Common shares issued (in shares) | shares	6,948,994				6,948,994
Common shares issued	$ 41.6				$ 36,092
Gain on remeasuring ownership interest in acquiree held before business combination to fair value	5.4	$ 4,700
Cash consideration held in escrow	$ 0.9				$ 800
Common shares issued held in escrow (in shares) | shares	676,579				676,579
Common shares issued held in escrow	$ 4.0				$ 3,600
Maximum indemnification period	1 year	1 year
Certain tax and superannuation claims expiration period	5 years	5 years
Transaction costs expensed		$ 2,200